Fair Value Measurements - Schedule of Liabilities Measured at Fair Value on Recurring Basis (Details) - ECP Environmental Growth Opportunities Corp [Member]	Dec. 31, 2021 USD ($)
Derivative liabilities:
Total Derivative liabilities	$ 10,672,866
Public Warrants [Member]
Derivative liabilities:
Total Derivative liabilities	6,080,185
Private Placement Warrants [Member]
Derivative liabilities:
Total Derivative liabilities	4,417,681
Forward Purchase Warrants [Member]
Derivative liabilities:
Total Derivative liabilities	175,000
Fair Value, Inputs, Level 1 [Member]
Derivative liabilities:
Total Derivative liabilities	6,080,185
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Derivative liabilities:
Total Derivative liabilities	6,080,185
Fair Value, Inputs, Level 2 [Member]
Derivative liabilities:
Total Derivative liabilities	4,417,681
Fair Value, Inputs, Level 2 [Member] | Private Placement Warrants [Member]
Derivative liabilities:
Total Derivative liabilities	4,417,681
Fair Value, Inputs, Level 2 [Member] | Forward Purchase Warrants [Member]
Derivative liabilities:
Total Derivative liabilities	0
Fair Value, Inputs, Level 3 [Member]
Derivative liabilities:
Total Derivative liabilities	175,000
Fair Value, Inputs, Level 3 [Member] | Forward Purchase Warrants [Member]
Derivative liabilities:
Total Derivative liabilities	$ 175,000